Contract assets and contract liabilities - Disclosure of contract assets performance explanatory (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Contract assets and contract liabilities [Abstract]
Arising from sales of autonomous driving vehicles	¥ 23,689	¥ 19,933
Arising from provision of services	23,625	18,280
Less: loss allowance	(11,978)	(9,647)
Contract assets	35,336	28,566
Current portion	¥ 35,336	28,005
Non-current portion		¥ 561